Employee Option Plans (Tables)	12 Months Ended
Dec. 31, 2025
Employee Option Plans [Line Items]
Schedule of Share-Based Compensation Expense Resulting from Stock Options Grants	The following table sets forth the breakdown of share-based compensation expense resulting from such grants, as included in the consolidated statements of profit or loss:
	Year ended December 31,
	2025	2024	2023

General and administrative expenses	$31,147	$16,164	$18,622
	$31,147	$16,164	$18,622

Schedule of Options Outstanding Separated into Ranges of Exercise Price and Exercise Price Categories

The options outstanding as of December 31, 2025, have been separated into exercise price categories, as follows:

Ranges of Exercise price	Options outstanding	Weighted average remaining contractual life	Options exercisable	Weighted average exercise price of exercisable options
$		(Years)		$
37.96	183	4.94	183	38
1,591.56	609	4.94	473	1,591.56
	802	4.94	656	1,158.1

Schedule of Defined Benefit Plans	Composition of defined benefit plans is as follows:
	December 31,
	2025	2024
Defined benefit obligation	$90,272	$81,216
Fair value of plan assets	(84,725)	(70,978)
Net defined benefit liability	$5,547	$10,238

Matrix [Member]
Employee Option Plans [Line Items]
Schedule of Matrix IT's Employee Stock-Based Compensation Activity

The following table summarizes Matrix’s employee stock-based compensation activity during the year ended December 31, 2025:

	Number of options, RSU and RS	Weighted average exercise price)$)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding as of January 1, 2025	1,315,000	13.01	3.16	13,816
Granted	-	-
Expired and forfeited	(22,500)	20.30
Exercised	(511,000)	12.68

Outstanding as of December 31, 2025	781,500	12.25	2.16	10,006
Exercisable as of December 31, 2025	75,000

Sapiens [Member]
Employee Option Plans [Line Items]
Schedule of Employee Option Activity

The following table summarizes Sapiens’ stock-based compensation activity during the year ended December 31, 2025:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value
Outstanding as of January 1, 2025	1,668,000	24.96	3.11	4,977
Granted	266,143
Expired and forfeited	(346,969)
Exercised	(131,281)
Reclassification of shared-based compensation to liability	(1,455,893)

Outstanding as of December 31, 2025	-	-	-	-
Exercisable as of December 31, 2025	-	-	-	-

Magic Software [Member]
Employee Option Plans [Line Items]
Schedule of Employee Option Activity

A summary of employee option activity under the Comm-IT Solutions 2022 Plan as of December 31, 2025, and changes during the year ended December 31, 2025 are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)
Outstanding as of January 1, 2025	3,693	252.74	5.94
Granted	44	1,783.5
Exercised	(2,935)

Outstanding as of December 31, 2025	802	1,237.7	4.94

Exercisable as of December 31, 2025	656	1,158.1	4.94